INVESTMENTS - Mortgage-backed Securities (Details) (Mortgage-backed securities)	12 Months Ended
Dec. 31, 2014
Current loans
Key assumptions for mortgage-backed securities
Default rate projection (as a percent)	10.00%
30-59 day deliquent loans
Key assumptions for mortgage-backed securities
Default rate projection (as a percent)	25.00%
60-90 day deliquent loans
Key assumptions for mortgage-backed securities
Default rate projection (as a percent)	70.00%
91+ day deliquent loans
Key assumptions for mortgage-backed securities
Default rate projection (as a percent)	100.00%